Note 7 - Notes Payable, Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Debt Disclosure [Text Block]
7.	Notes payable, related parties

The notes payable, related parties were issued in conjunction with the Company’s purchase of the orthopedic division of HealthTronics, Inc. on August 1, 2005. The notes payable, related parties bear interest at 6% per annum. Quarterly interest through June 30, 2010, was accrued and added to the principal balance. Interest is paid quarterly in arrears beginning September 30, 2010. All remaining unpaid accrued interest and principal was due August 1, 2015. The notes payable, related parties had an aggregate outstanding principal balance of $5,342,412, net of $30,331 debt discount at September 30, 2015 and $5,372,743 at December 31, 2014, respectively.

On June 15, 2015, the Company and HealthTronics, Inc. entered into an amendment (the “Note Amendment”) to amend certain provisions of the notes payable, related parties. The Note Amendment provides for the extension of the due date to January 31, 2017. In connection with the Note Amendment, the Company entered into a security agreement with HealthTronics, Inc. to provide a first security interest in the assets of the Company. The notes payable, related parties will bear interest at 8% per annum effective August 1, 2015 and during any period when an Event of Default occurs, the applicable interest rate shall increase by 2% per annum. The Company will be required to make mandatory prepayments of principal on the notes payable, related parties equal to 20% of the proceeds received by the Company through the issuance or sale of any equity securities in cash or through the licensing of the Company’s patents or other intellectual property rights.

In addition, the Company, in connection with the Note Amendment, issued to HealthTronics, Inc. on June 15, 2015, an aggregate total of 3,310,000 warrants (the “Class K Warrants”) to purchase shares of the Company’s common stock, $0.001 par value (the “Common Stock”), at an exercise price of $0.55 per share, subject to certain anti-dilution protection. Each Class K Warrant represents the right to purchase one share of Common Stock. The warrants vested upon issuance and expire after ten years.

Accrued interest currently payable totaled $100,123 and $81,864 at September 30, 2015 and December 31, 2014, respectively. Interest expense on notes payable, related parties totaled $100,123 and $81,864 for the three months ended September 30, 2015 and 2014, respectively, and $261,162 and $243,940 for the nine months ended September 30, 2015 and 2014, respectively.

7.	Notes payable, related parties

The notes payable, related parties consist of the following at December 31, 2014 and 2013:

	2014	2013
Notes payable, unsecured, payable to Healthtronics, Inc., a shareholder of the Company	$5,372,743	$5,372,743
Less current portion	(5,372,743)	-
Non-current portion	$-	$5,372,743

The notes payable, related parties were issued in conjunction with the Company’s purchase of the orthopedic division of HealthTronics, Inc. on August 1, 2005. The notes payable, related parties bear interest at 6% per annum. Quarterly interest through June 30, 2010, was accrued and added to the principal balance. Interest is paid quarterly in arrears beginning September 30, 2010. All remaining unpaid accrued interest and principal is due August 1, 2015. Accrued interest currently payable totaled $81,864 and $163,729 at December 31, 2014 and 2013, respectively. Accrued interest not payable until August 1, 2015 totaled $1,372,743 at December 31, 2014 and 2013, and is included in the balance above.

Maturities on notes payable, related parties are as follows:

Years ending December 31,	Amount

2015	$5,372,743
Total	$5,372,743

Interest expense on notes payable, related parties totaled $325,804 and $324,768 for the years ended December 31, 2014 and 2013, respectively.